Due to Related Parties	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Due to Related Parties

Note 6. Due to Related Parties

During 2013 and 2012, the Company received advances of $524,326 and $681,390 from and made repayments of $12,900 and $3,115, respectively, to an entity owned 100% by the Company’s majority stockholder. The advances are unsecured, non-interest bearing and due on demand and, therefore, no interest expense has been recognized or is due. During the years ended December 31, 2013 and 2012, $48,500 and $40,800, respectively, of the advances were reclassified to additional paid-in capital. As of December 31, 2013 and 2012, the balance due to the related party was $1,326,443 and $863,517, respectively, all of which is included in current liabilities (See Notes 8 and 11).

During 2013, the Company received advances of $14,134 from MOJO Data Solutions, Inc., a publicly-held company controlled by the Company’s majority stockholder. The advances are unsecured, non-interest bearing and due on demand and, therefore, no interest expense has been recognized or is due. As of December 31, 2013, the balance due to the related party was $14,134, all of which is included in current liabilities. On January 31, 2014, as a result of the closing of the Merger, these advances became part of the consideration to acquire MOJO Data Solutions, Inc. (See Notes 11 and 12).

Prior to December 31, 2011, the Company’s majority stockholder advanced funds to the Company for working capital purposes. The advances are unsecured, non-interest bearing and due on demand and, therefore, no interest expense has been recognized or is due. As of December 31, 2013 and 2012, the balance due to the Company’s majority stockholder was $83,500, all of which is included in current liabilities (See Note 11).